Warrant Liability - Fair Value of Warrant Liabilities (Details) - GRAF INDUSTRIAL CORP. - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jan. 18, 2020	Dec. 31, 2018	Dec. 31, 2019
Warrant liabilities		$ 32,502,650	$ 0	$ 15,136,749
Issuance of Public and Private Warrants			18,584,922
Change in fair value of warrant liabilities	$ (3,448,173)	2,800,110		17,365,901
Reclassification of warrant liabilities to equity upon exercising of the Warrant Adjustment Provision		(35,302,760)
Warrant liabilities	$ 15,136,749	$ 0	$ 15,136,749	$ 32,502,650